Equity - Schedule of employee share compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	$ 43	$ 58	$ 79
Equity-settled plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	43	58	79
Executive share award plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	34	49	68
Executive share option plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	7	4	5
Savings Plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	$ 2	$ 5	$ 6